Supplement to the
Fidelity® Variable Insurance Products
Hedged Equity Portfolio
Initial Class, Service Class, and Service Class 2
April 30, 2026
Summary Prospectus

Zach Dewhirst no longer serves as Co-Portfolio Manager of the fund.
The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Anna Lester (Co-Portfolio Manager) has managed the fund since 2026.
George Liu (Co-Portfolio Manager) has managed the fund since 2026.
Shashi Naik (Co-Portfolio Manager) has managed the fund since 2026.
VHEISS2-SUSTK-0526-100 1.9922997.100	May 29, 2026
Supplement to the
Fidelity® Variable Insurance Products
Hedged Equity Portfolio
Investor Class
April 30, 2026
Summary Prospectus

Zach Dewhirst no longer serves as Co-Portfolio Manager of the fund.
The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Anna Lester (Co-Portfolio Manager) has managed the fund since 2026.
George Liu (Co-Portfolio Manager) has managed the fund since 2026.
Shashi Naik (Co-Portfolio Manager) has managed the fund since 2026.
VHEI-SUSTK-0526-100 1.9922999.100	May 29, 2026